EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 334 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 159,953	$ 86,938
Bunge shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	125,226	128,117
Dividend income	$ 345,636	$ 316,075
Appreciation of investments	1,435,277
Loss on investments	$ 2,687,582
Bunge shares | Plan Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	118,534	120,502